ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	$ 172,379	$ 190,582
Series Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	0	0
Series Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	13,983	13,983
Series Ten [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	5,443	5,443
Series Eleven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	72,890	72,890
Series Twelve [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	70,546	86,870
Series Fourteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	$ 9,517	$ 11,396